Trade receivables - Expected Credit Loss (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	[1],[2]
Financial instruments
Trade receivables	€ 6,030	€ 5,270	€ 5,093
Gross carrying amount
Financial instruments
Trade receivables	6,187	5,333
Impairment loss allowance
Financial instruments
Trade receivables	€ 157	€ 63
Grade 1 to 4, Low Risk
Financial instruments
Weighted-average loss rate	0.20%	0.20%
Trade receivables	€ 3,269	€ 3,269
Grade 1 to 4, Low Risk | Gross carrying amount
Financial instruments
Trade receivables	3,274	3,274
Grade 1 to 4, Low Risk | Impairment loss allowance
Financial instruments
Trade receivables	€ 5	€ 5
Grade 5 to 7, Fair Risk
Financial instruments
Weighted-average loss rate	1.30%	1.30%
Trade receivables	€ 2,142	€ 1,652
Grade 5 to 7, Fair Risk | Gross carrying amount
Financial instruments
Trade receivables	2,171	1,674
Grade 5 to 7, Fair Risk | Impairment loss allowance
Financial instruments
Trade receivables	€ 29	€ 22
Grade 8 to 9, Substandard
Financial instruments
Weighted-average loss rate	7.00%	7.00%
Trade receivables	€ 603	€ 338
Grade 8 to 9, Substandard | Gross carrying amount
Financial instruments
Trade receivables	648	363
Grade 8 to 9, Substandard | Impairment loss allowance
Financial instruments
Trade receivables	€ 45	€ 25
Grade 10 Doubtful
Financial instruments
Weighted-average loss rate	25.00%	25.00%
Trade receivables	€ 16	€ 11
Grade 10 Doubtful | Gross carrying amount
Financial instruments
Trade receivables	22	14
Grade 10 Doubtful | Impairment loss allowance
Financial instruments
Trade receivables	€ 6	€ 3
Grade 11 Loss
Financial instruments
Weighted-average loss rate	100.00%	100.00%
Grade 11 Loss | Gross carrying amount
Financial instruments
Trade receivables	€ 72	€ 8
Grade 11 Loss | Impairment loss allowance
Financial instruments
Trade receivables	€ 72	€ 8

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.